Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tax-Managed Value Portfolio
Entity Central Index Key	0001140883
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000014305
Shareholder Report [Line Items]
Fund Name	Tax-Managed Value Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Managed Value Portfolio (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Tax-Managed Value Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Value Portfolio	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↓ An overweight position in Ingersoll Rand Inc. hurt, as its shares were impacted by tariffs affecting margins, and increasing costs as well as slowing growth

↓ An overweight position in Zoetis, Inc. also hurt as softening demand for pet care products, led by macroeconomic concerns, impacted its sales

↓ An overweight to Clorox Company detracted as it fell in value due to macroeconomic concerns impacting consumers, operational issues and divestitures

↓ Among sectors, stock selections in the industrials, health care, and consumer staples sectors detracted from performance relative to the Index

↑ An overweight position in Micron Technology, Inc. contributed as artificial intelligence growth drove demand for the company’s high-bandwidth memory chips

↑ An overweight position in Interactive Brokers Group, Inc. helped as its shares rose on the back of strong customer growth, and rising demand and trade volumes

↑ An overweight position in Charles Schwab Corp. contributed as strong client activity, new client growth and successful integration with TD Ameritrade helped

↑ Among sectors, stock selections in the financials, information technology, and energy sectors contributed to performance relative to the Index

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Tax-Managed Value Portfolio	Russell 3000® Index	Russell 1000® Value Index
10/15	$10,000	$10,000	$10,000
11/15	$10,043	$10,055	$10,038
12/15	$9,912	$9,849	$9,822
1/16	$9,420	$9,293	$9,315
2/16	$9,254	$9,290	$9,312
3/16	$9,822	$9,944	$9,983
4/16	$9,922	$10,006	$10,193
5/16	$10,031	$10,185	$10,351
6/16	$10,073	$10,206	$10,441
7/16	$10,248	$10,611	$10,744
8/16	$10,267	$10,638	$10,827
9/16	$10,173	$10,655	$10,804
10/16	$10,007	$10,424	$10,637
11/16	$10,457	$10,891	$11,245
12/16	$10,834	$11,103	$11,526
1/17	$10,896	$11,312	$11,608
2/17	$11,232	$11,733	$12,025
3/17	$11,083	$11,741	$11,902
4/17	$11,151	$11,865	$11,880
5/17	$11,175	$11,987	$11,868
6/17	$11,381	$12,095	$12,062
7/17	$11,491	$12,323	$12,223
8/17	$11,434	$12,347	$12,080
9/17	$11,808	$12,648	$12,438
10/17	$12,077	$12,924	$12,528
11/17	$12,528	$13,316	$12,912
12/17	$12,777	$13,450	$13,101
1/18	$13,336	$14,158	$13,607
2/18	$12,748	$13,637	$12,957
3/18	$12,539	$13,363	$12,729
4/18	$12,700	$13,414	$12,771
5/18	$12,850	$13,792	$12,847
6/18	$12,884	$13,883	$12,879
7/18	$13,477	$14,343	$13,389
8/18	$13,729	$14,847	$13,587
9/18	$13,816	$14,871	$13,614
10/18	$13,073	$13,776	$12,909
11/18	$13,282	$14,052	$13,294
12/18	$12,049	$12,745	$12,018
1/19	$12,874	$13,838	$12,953
2/19	$13,358	$14,325	$13,367
3/19	$13,596	$14,534	$13,452
4/19	$14,065	$15,115	$13,929
5/19	$13,235	$14,137	$13,033
6/19	$14,095	$15,130	$13,969
7/19	$14,302	$15,354	$14,085
8/19	$14,115	$15,041	$13,671
9/19	$14,480	$15,305	$14,158
10/19	$14,722	$15,635	$14,356
11/19	$15,236	$16,229	$14,800
12/19	$15,670	$16,698	$15,207
1/20	$15,419	$16,680	$14,880
2/20	$13,896	$15,314	$13,439
3/20	$11,611	$13,208	$11,142
4/20	$12,894	$14,957	$12,395
5/20	$13,470	$15,757	$12,820
6/20	$13,400	$16,117	$12,735
7/20	$13,851	$17,033	$13,238
8/20	$14,563	$18,266	$13,785
9/20	$14,197	$17,601	$13,447
10/20	$14,071	$17,222	$13,270
11/20	$15,775	$19,317	$15,055
12/20	$16,398	$20,186	$15,632
1/21	$16,174	$20,096	$15,489
2/21	$17,034	$20,724	$16,425
3/21	$17,853	$21,467	$17,392
4/21	$18,637	$22,573	$18,087
5/21	$18,871	$22,676	$18,509
6/21	$18,815	$23,236	$18,297
7/21	$19,111	$23,628	$18,444
8/21	$19,670	$24,302	$18,809
9/21	$18,902	$23,212	$18,155
10/21	$20,179	$24,782	$19,077
11/21	$19,630	$24,404	$18,404
12/21	$20,697	$25,365	$19,565
1/22	$20,099	$23,873	$19,110
2/22	$19,720	$23,272	$18,888
3/22	$19,966	$24,027	$19,421
4/22	$18,668	$21,870	$18,326
5/22	$19,143	$21,841	$18,682
6/22	$17,713	$20,014	$17,050
7/22	$18,871	$21,891	$18,180
8/22	$18,060	$21,074	$17,639
9/22	$16,672	$19,120	$16,092
10/22	$18,423	$20,688	$17,742
11/22	$19,576	$21,768	$18,850
12/22	$18,723	$20,493	$18,091
1/23	$19,609	$21,905	$19,028
2/23	$18,920	$21,393	$18,357
3/23	$18,674	$21,965	$18,273
4/23	$19,122	$22,199	$18,548
5/23	$18,302	$22,285	$17,833
6/23	$19,275	$23,807	$19,017
7/23	$20,025	$24,661	$19,686
8/23	$19,527	$24,185	$19,154
9/23	$18,695	$23,033	$18,415
10/23	$18,039	$22,422	$17,766
11/23	$19,379	$24,513	$19,106
12/23	$20,532	$25,813	$20,164
1/24	$20,475	$26,099	$20,185
2/24	$21,410	$27,512	$20,930
3/24	$22,611	$28,399	$21,976
4/24	$22,016	$27,150	$21,037
5/24	$22,786	$28,432	$21,704
6/24	$22,712	$29,313	$21,500
7/24	$23,285	$29,857	$22,599
8/24	$23,845	$30,507	$23,205
9/24	$24,208	$31,138	$23,528
10/24	$23,811	$30,910	$23,269
11/24	$25,312	$32,966	$24,755
12/24	$23,552	$31,958	$23,062
1/25	$24,764	$32,967	$24,129
2/25	$24,299	$32,336	$24,227
3/25	$23,434	$30,449	$23,554
4/25	$22,451	$30,245	$22,836
5/25	$23,410	$32,162	$23,638
6/25	$24,334	$33,796	$24,446
7/25	$24,552	$34,540	$24,586
8/25	$25,117	$35,340	$25,370
9/25	$25,682	$36,559	$25,749
10/25	$25,989	$37,343	$25,863

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Tax-Managed Value Portfolio	9.14%	13.05%	10.01%
Russell 3000® Index	20.81%	16.73%	14.07%
Russell 1000® Value Index	11.15%	14.27%	9.96%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,062,943,657
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 6,454,588
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,062,943,657
# of Portfolio Holdings	72
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$6,454,588

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Real Estate	1.7%
Consumer Staples	4.8%
Materials	5.2%
Utilities	5.8%
Communication Services	6.8%
Energy	6.8%
Information Technology	9.1%
Consumer Discretionary	9.1%
Health Care	14.4%
Industrials	15.0%
Financials	21.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.9%
Chevron Corp.	3.7%
Alphabet, Inc., Class A	3.6%
Amazon.com, Inc.	3.4%
Charles Schwab Corp.	3.1%
Micron Technology, Inc.	2.9%
Home Depot, Inc.	2.9%
PNC Financial Services Group, Inc.	2.4%
3M Co.	2.4%
Parker-Hannifin Corp.	2.4%
Total	30.7%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122